Supplement to

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO

Calvert Income Funds Prospectus Class I
dated January 31, 2010
and
Summary Prospectus for Calvert Social Investment Fund Bond Portfolio (Class I)
dated January 31, 2010

Date of Supplement: March 10, 2010

Under the boldfaced name of the Portfolio at the top of page 15 of the Prospectus and at the top of page 1 of the Summary Prospectus, the Portfolio's exchange ticker symbol is revised as follows:

The ticker symbol (Class I) is corrected to CBDIX.